31. NET SALES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	R$ 35,613.4	R$ 33,535.8	R$ 32,729.3
Sales deductions	(5,425.0)	(5,221.7)	(4,845.4)
Net sales	30,188.4	28,314.1	27,883.9
Brazil [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	20,651.2	19,350.0	18,621.1
Sales deductions	(4,366.4)	(4,161.4)	(3,813.1)
Net sales	16,284.8	15,188.6	14,808.0
Halal [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	9,040.7	7,494.3	6,877.2
Sales deductions	(747.4)	(800.3)	(650.6)
Net sales	8,293.3	6,694.0	6,226.6
International [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	4,963.1	5,796.0	6,289.3
Sales deductions	(195.9)	(182.5)	(289.2)
Net sales	4,767.2	5,613.5	6,000.1
Other [Member]
DisclosureOfNetSalesLineItems [Line Items]
Gross sales	958.4	895.5	941.7
Sales deductions	(115.3)	(77.5)	(92.5)
Net sales	R$ 843.1	R$ 818.0	R$ 849.2